Share-Based Compensation - Schedule of Activity of Service-Based RSUs (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, unvested beginning balance	536,990
Weighted average grant-date fair value, unvested beginning balance
Number of restricted shares, granted	1,268,200	536,990
Weighted average grant-date fair value, granted	$ 1,511	$ 3,410
Number of restricted shares, vested	(839,305)
Weighted average grant-date fair value, vested
Number of restricted shares, forfeited	(5,190)
Weighted average grant-date fair value, forfeited
Number of restricted shares, unvested ending balance	960,695	536,990
Weighted average grant-date fair value, unvested ending balance